FINANCIAL RISK MANAGEMENT - Credit Risk (Details) client in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) client
Credit risk
Credit risk
Accounts receivable threshold amount for sales suspension	$ 250,000
Accounts receivable threshold period for sales suspension (In Days)	60 days
Outstanding accounts receivable balance at which CFO approval is required	$ 1,000,000
Credit risk | Minimum
Credit risk
Number of customers | client	283
31 to 60 days
Credit risk
Accounts receivable provision percentage	30.00%
60 and 91 days
Credit risk
Accounts receivable provision percentage	60.00%
91 and 120 days
Credit risk
Accounts receivable provision percentage	90.00%
Accounts receivable disputed balance provision percentage	40.00%
120 days and over
Credit risk
Accounts receivable provision percentage	100.00%
120 and 170 days
Credit risk
Accounts receivable disputed balance provision percentage	80.00%
170 days and over
Credit risk
Accounts receivable disputed balance provision percentage	100.00%